Schedule of Investments (unaudited) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.1%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	$3,595	$4,468,621
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	1,000	1,023,810
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	1,691	1,803,014

		7,295,445

Alaska — 0.5%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/24(c)	3,000	3,490,590

Arizona — 4.9%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,628,237
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,784,175
Series G, 5.00%, 07/01/47	715	799,148
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	2,195	2,389,477
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	1,146,864
Industrial Development Authority of the City of Phoenix, RB(c)
6.63%, 07/01/23	2,245	2,542,754
6.88%, 07/01/23	3,440	3,914,101
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	600	659,862
5.00%, 07/01/45	700	756,980
Series A, 5.00%, 07/01/35	1,125	1,237,241
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	9,805	13,678,760

		31,537,599

Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(b)	3,790	4,165,058

California — 3.5%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	1,470	1,700,952
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	1,287	1,507,555
California Infrastructure & Economic Development Bank, RB, 0.38%, 08/01/47(a)(d)	1,335	1,347,501
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	3,354,428
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,025	1,063,325
Series A-2, 5.00%, 06/01/47	855	884,831
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/46(e)	10,000	4,929,300
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/50.	5,000	6,138,100
State of California, GO, 5.00%, 12/01/46	1,320	1,710,997

		22,636,989

Security	Par (000)	Value

Colorado — 1.6%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	$1,025	$1,075,102
Colorado Health Facilities Authority, Refunding RB 4.00%, 11/15/43	2,320	2,717,926
Series A, 5.00%, 08/01/44	3,840	4,753,152
E-470 Public Highway Authority, Refunding RB, Series B, 0.36%, 09/01/39(d)	510	510,000
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/43	1,000	1,078,810

		10,134,990

Connecticut — 0.6%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	4,115,752

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	3,357,990

Florida — 5.6%
Celebration Pointe Community Development District, SAB(b) 5.00%, 05/01/32	860	958,186
5.00%, 05/01/48	2,160	2,340,403
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,518,260
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	1,360	1,458,165
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(c)	3,750	3,947,100
Lakewood Ranch Stewardship District, SAB 4.63%, 05/01/27	255	277,238
5.25%, 05/01/37	470	527,331
5.38%, 05/01/47	770	854,546
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	5,253,815
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,933,286
Palm Beach County Health Facilities Authority, RB
Series B, 4.00%, 11/15/41	300	338,370
Series B, 5.00%, 11/15/42	135	162,563

		36,569,263

Georgia — 1.2%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	1,575	1,804,666
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,789,438
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	3,304,898

		7,899,002

Illinois — 11.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	3,107,364
Series D, 5.00%, 12/01/46	3,570	3,918,616
Series H, 5.00%, 12/01/36	865	1,025,977
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,200	1,405,764
Series D, 5.00%, 12/01/25	1,560	1,827,493
Series G, 5.00%, 12/01/34	865	1,028,753
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,715,771

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	$2,110	$2,163,404
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,138,630
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,443,800
Illinois Finance Authority, RB
Series A, 5.25%, 07/01/23(c)	1,785	1,971,533
Series A, 4.00%, 05/01/45	2,525	2,826,737
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	3,600	4,266,792
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,755,950
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,515	2,992,925
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(e)	8,755	3,023,977
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,010	2,285,068
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(e)	12,215	4,532,498
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21	2,645	2,645,000
State of Illinois, GO
Series A, 4.00%, 03/01/41	115	132,095
Series D, 5.00%, 11/01/28	6,965	8,446,525
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	5,435	5,458,479

		71,113,151

Indiana — 1.4%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	2,250	2,483,167
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	2,640	2,838,977
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 03/01/39	3,000	3,463,380

		8,785,524

Iowa — 2.0%
Iowa Finance Authority, RB
5.00%, 05/15/36	1,050	1,204,623
Series A, 5.00%, 05/15/48	6,750	7,680,555
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	4,000	4,323,400

		13,208,578

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,965	2,115,676
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/40	3,700	4,337,880

		6,453,556

Louisiana — 2.9%
Parish of St. Charles Louisiana, RB, 4.00%, 12/01/40(a)	2,210	2,286,488
Parish of St. John the Baptist Louisiana, Refunding RB(a)
2.00%, 06/01/37	2,250	2,297,183
2.10%, 06/01/37	1,310	1,356,138
Sub-Series B-1, 2.13%, 06/01/37	600	621,588

Security	Par (000)	Value

Louisiana (continued)
Parish of St. John the Baptist Louisiana, Refunding RB(a) (continued) Sub-Series B-1, 2.38%, 06/01/37	$1,090	$1,152,849
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/32	4,375	4,563,125
Series A, 5.25%, 05/15/33	4,750	4,954,298
Series A, 5.25%, 05/15/35	1,500	1,625,280

		18,856,949

Maine — 1.5%
Maine Turnpike Authority, RB, 4.00%, 07/01/45	8,195	9,684,933

Maryland — 2.6%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	580,997
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,929,304
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,987,162
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	7,347,077

		16,844,540

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	2,233,561
Series A, 5.00%, 01/01/47	845	976,372
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,920,429
Massachusetts Port Authority, Refunding RB, Series A, AMT, 4.00%, 07/01/44	6,180	6,970,793

		12,101,155

Michigan — 0.9%
Michigan Finance Authority, Refunding RB
4.00%, 09/01/50	855	981,549
Series C, Class 1, 4.00%, 06/01/49	2,500	2,900,875
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,775	2,135,786

		6,018,210

Minnesota — 0.7%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	1,500	1,586,820
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	766,237
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	2,182,869

		4,535,926

Mississippi — 3.9%
County of Lowndes Mississippi, Refunding RB
Series A, 6.80%, 04/01/22	9,160	9,643,923
Series B, 6.70%, 04/01/22	4,500	4,734,045
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,207,480
State of Mississippi, RB
Series A, 5.00%, 10/15/37	1,105	1,357,603
Series A, 4.00%, 10/15/38	5,535	6,369,899

		25,312,950

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.1%
Cape Girardeau County Industrial Development Authority, RB 4.00%, 03/01/41	$315	$361,110
4.00%, 03/01/46	250	284,107

		645,217

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	280	300,076
Series B-2, 3.60%, 12/01/47	440	467,064

		767,140

Nebraska — 1.0%
Central Plains Energy Project, RB, 5.00%, 09/01/42	6,200	6,555,818

Nevada — 2.4%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,710,058
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,888,195
Series A-1, (AGM), 4.00%, 06/01/46	245	270,786
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	4,080	5,094,778
Series A, 5.00%, 06/01/37	1,500	1,867,560

		15,831,377

New Jersey — 10.9%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,506,666
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,160,166
AMT, 5.38%, 01/01/43	10,000	11,060,400
Series A, AMT, 5.63%, 11/15/30	1,530	1,722,902
New Jersey Economic Development Authority, Refunding RB, Series UU, 5.00%, 06/15/40	2,755	3,045,349
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	4,275	4,592,034
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33.	8,750	9,570,663
Series AA, 5.25%, 06/15/41	780	904,706
Series AA, 5.00%, 06/15/44	4,450	4,896,291
Series B, 5.50%, 06/15/31	8,000	8,014,720
Series BB, 4.00%, 06/15/50	3,795	4,244,783
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(e)	7,260	4,634,421
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	6,693,290
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,730	2,165,960
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 06/01/46	4,550	5,488,483
Sub-Series B, 5.00%, 06/01/46	665	780,431

		70,481,265

New York — 6.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,392,018
City of New York, GO, Series C, 4.00%, 08/01/40	5,000	5,931,400
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,474,915
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	1,400	1,607,858

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	$3,665	$3,668,628
Series A, 6.25%, 06/01/41(b)	3,400	3,451,204
New York Liberty Development Corp., Refunding RB(b)
Series 2, Class 2, 5.15%, 11/15/34	460	520,495
Series 2, Class 2, 5.38%, 11/15/40	1,145	1,299,941
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	7,500	8,824,575
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	665	840,893
AMT, 5.00%, 10/01/40	1,875	2,338,350
AMT, 4.00%, 10/31/46	1,175	1,338,407
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/38	500	589,555
Series A, Class A, AMT, 4.00%, 12/01/39	500	601,245
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	2,078,668
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	3,058,635

		43,016,787

North Carolina — 0.7%
North Carolina Medical Care Commission, RB 4.00%, 09/01/41(d)	160	185,325
4.00%, 09/01/46(d)	155	178,014
4.00%, 09/01/51(d)	250	286,273
Series A, 4.00%, 10/01/50	365	406,913
Series A, 5.00%, 10/01/50	980	1,169,365
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 4.00%, 01/01/55	1,045	1,212,336
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	525	807,733

		4,245,959

Ohio — 5.4%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	1,033,420
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	7,590	8,785,197
Cleveland-Cuyahoga County Port Authority, RB 4.00%, 07/01/46	490	572,178
4.00%, 07/01/51	425	494,985
County of Franklin Ohio, RB
Series A, 6.13%, 07/01/22(c)	100	106,463
Series A, 6.13%, 07/01/40	1,590	1,668,514
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(c)	1,915	1,970,343
County of Montgomery Ohio, RB, 5.45%, 11/13/23(c)	7,430	8,375,096
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	1,385	1,546,713
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	5,000	5,451,450
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	5,091,442

		35,095,801

3

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	$2,205	$2,686,065

Oregon — 1.0%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	969,632
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 4.00%, 07/01/50	5,000	5,754,750

		6,724,382

Pennsylvania — 11.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	1,725	1,961,825
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/36	365	430,131
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/49	6,030	7,642,422
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,435	1,658,573
Geisinger Authority, Refunding RB, Series A, 4.00%, 04/01/50	4,260	4,962,133
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	6,750	7,664,827
Series A, 5.00%, 09/01/48	3,330	4,021,841
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,391,135
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	2,149,500
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	2,565	3,021,108
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	7,000	7,544,110
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	523,345
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,874,617
Series A, Subordinate, 5.00%, 12/01/44	4,540	5,631,598
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	2,071,892
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,659,974
(SAW), 5.00%, 03/01/43	2,145	2,648,775
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,297,080

		72,154,886

Puerto Rico — 5.3%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,340	1,374,063
5.63%, 05/15/43	1,335	1,350,820
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	3,820	3,966,039
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,784,563
Series A-1, Restructured, 5.00%, 07/01/58	12,657	14,400,765
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,484,720
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,520,176
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	10,130	3,285,362

		34,166,508

Security	Par (000)	Value

Rhode Island — 1.5%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	$240	$259,128
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	6,820	7,391,380
Series B, 5.00%, 06/01/50	2,000	2,235,460

		9,885,968

South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	3,221,705
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	834,750
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,540,179

		11,596,634

Texas — 7.8%
Central Texas Regional Mobility Authority, RB
Series A, Senior Lien, 5.00%, 01/01/40	1,215	1,405,706
Series A, Senior Lien, 5.00%, 01/01/45	3,500	4,032,945
Central Texas Regional Mobility Authority, Refunding RB, Series A, Senior Lien, 5.00%, 01/01/23(c)	6,925	7,448,391
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	4,005	4,987,627
AMT, 5.00%, 07/01/29	2,135	2,344,123
County of Nueces Texas, Refunding GO 4.00%, 02/15/37	575	684,618
4.00%, 02/15/39	1,205	1,428,058
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	850	941,316
Love Field Airport Modernization Corp., RB, 5.25%, 11/01/40	1,100	1,104,147
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 04/01/25(c)	500	585,950
Series A, 5.00%, 08/15/37(b)	2,000	2,008,980
North Texas Education Finance Corp., RB, Series A, 5.13%, 06/01/22(c)	1,000	1,049,300
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,754,300
Series A, 5.00%, 01/01/48	5,350	6,451,030
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/44	3,500	3,805,165
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32.	1,720	2,313,882
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,575	4,350,775

		50,696,313

Virginia — 3.8%
Ballston Quarter Community Development Authority, TA
Series A, 5.38%, 03/01/36	430	435,268
Series A, 5.50%, 03/01/46	1,475	1,475,383
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,702,786
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 07/01/49	1,990	2,036,029
AMT, 5.00%, 12/31/52	7,895	9,219,623
AMT, Senior Lien, 6.00%, 01/01/37	2,150	2,271,518
AMT, Senior Lien, 5.50%, 01/01/42	5,140	5,392,837

		24,533,444

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 3.1%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	$1,295	$1,526,688
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	4,905	5,856,521
State of Washington, COP
Series B, 5.00%, 07/01/36	1,725	2,147,539
Series B, 5.00%, 07/01/38	2,300	2,861,867
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(c)	4,010	4,360,594
Washington Health Care Facilities Authority, Refunding RB, 4.00%, 09/01/45	3,000	3,511,170

		20,264,379

Wisconsin — 2.3%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)(d)	200	223,516
Series A, 4.00%, 11/15/37	325	370,695
Series A, 5.00%, 11/15/41	2,180	2,624,916
Series A, 5.00%, 06/01/51(b)(d)	680	741,941
Series A, 5.00%, 06/01/61(b)(d)	870	943,019
Public Finance Authority, Refunding RB, Series A, 5.00%, 11/15/49	1,095	1,246,515
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 04/01/44	4,080	5,114,199
4.00%, 12/15/49	3,220	3,693,211

		14,958,012

Wyoming — 0.6%
Wyoming Community Development Authority, Refunding RB, Series 2, 4.05%, 12/01/38	2,170	2,263,722
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(c)	1,120	1,390,189

		3,653,911

Total Municipal Bonds — 115.9%
(Cost: $680,108,725)		752,078,016

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 1.8%
Maricopa County Industrial Development Authority, RB, 4.00%, 01/01/48	10,000	11,781,400

California — 2.8%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	14,998	17,971,055

Colorado(g) — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	6,504	8,012,186
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	3,290	3,726,024

		11,738,210

Florida — 1.8%
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	11,439,097

Security	Par (000)	Value

Illinois — 2.0%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	$10,976	$12,995,891

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	5,542	6,271,603
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,133	12,599,415

		18,871,018

Maryland — 1.9%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	4,898	5,828,033
Maryland Stadium Authority, RB, 5.00%, 05/01/47	5,509	6,839,208

		12,667,241

Michigan(g) — 2.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	7,434	8,553,025
Series A, 4.00%, 02/15/44	6,646	7,646,276

		16,199,301

New Jersey — 2.4%
South Jersey Transportation Authority, RB (BAM), Series A, 4.00%, 11/01/50	13,590	15,638,149

New York — 3.4%
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	10,000	10,217,055
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/46	10,000	11,775,100

		21,992,155

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	915	916,791

Pennsylvania — 3.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	8,386,148
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	10,009	11,568,405
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,529,567

		24,484,120

Texas — 3.5%
Harris County Health Facilities Development Corp, Refunding RB, Series B, 5.75%, 07/01/27(h)	19,090	22,468,233

Virginia — 1.3%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	6,960	8,435,450

5

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	$10,000	$12,867,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.0% (Cost: $201,924,980)		220,465,611

Total Long-Term Investments — 149.9% (Cost: $882,033,705)		972,543,627

	Shares

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	20,704,617	20,708,758

Total Short-Term Securities — 3.2% (Cost: $20,707,688)		20,708,758

Total Investments — 153.1% (Cost: $902,741,393)		993,252,385

Other Assets Less Liabilities — 0.9%		5,848,401

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.4)%		(106,533,509)

VMTP Shares at Liquidation Value — (37.6)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$648,767,277

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2024 to November 15, 2051, is $32,075,621.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(i)	Affiliate of the Trust.

(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$21,831,651	$—	$(1,120,836	)(a)	$(2,546)	$489	$20,708,758	20,704,617	$1,576	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Notes	108	09/21/21	$14,236	$(6,937)
U.S. Long Bond	55	09/21/21	8,589	(26,720)

				$(33,657)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$752,078,016	$—	$752,078,016
Municipal Bonds Transferred to Tender Option Bond Trusts	—	220,465,611	—	220,465,611
Short-Term Securities
Money Market Funds	20,708,758	—	—	20,708,758

	$20,708,758	$972,543,627	$—	$993,252,385

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(33,657)	$—	$—	$(33,657)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(106,498,778)	$—	$(106,498,778)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(350,298,778)	$—	$(350,298,778)

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGM	Assured Guaranty Municipal Corp.	CAB	Capital Appreciation Bonds

AMT	Alternative Minimum Tax	COP	Certificates of Participation

ARB	Airport Revenue Bonds	GO	General Obligation Bonds

BAM	Build America Mutual Assurance Co.	M/F	Multi-Family

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts	RB S/F	Revenue Bond Single-Family

7

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8